Capital commitments (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Schedule of capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at Dec 31, 2017	As at Dec 31, 2016
	€m	€m
Property, plant and equipment	3.0	8.1
Intangible assets	2.6	5.4
Total	5.6	13.5